Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in demographic assumptions	$ 343	$ 1,271
Return on plan assets (excluding interest based on discount rate)	(429)	(1,469)
Total remeasurements of employee benefit plans	(86)	(198)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in demographic assumptions	34	120
Experience adjustments		1
Total remeasurements of employee benefit plans	$ 34	$ 121